Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Mar. 09, 2024	Mar. 08, 2024	Sep. 30, 2023	Jan. 17, 2023	Dec. 11, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	30,000,000	30,000,000	5,000,000	30,000,000
Preferred stock, shares issued	0			0
Preferred stock, shares outstanding	0			0
Common stock, par value	$ 0.001	$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized	270,000,000	270,000,000		270,000,000		45,000,000
Common stock, shares issued	3,970,557			1,173,867	275,000
Common stock, shares outstanding	3,970,557			1,173,867	275,000